Document and Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	Apr. 30, 2015
Registrant Name	IndexIQ Active ETF Trust
Central Index Key	0001426439
Amendment Flag	false
Document Creation Date	Aug. 28, 2015
Document Effective Date	Aug. 28, 2015
Prospectus Date	Aug. 28, 2015
IQ Long/Short Alpha ETF
Risk/Return:
Trading Symbol	HEDG
IQ Bear U.S. Large Cap ETF
Risk/Return:
Trading Symbol	BEAR
IQ Bear U.S. Small Cap ETF
Risk/Return:
Trading Symbol	BRSC
IQ Bear International ETF
Risk/Return:
Trading Symbol	BRIM
IQ Bear Emerging Markets ETF
Risk/Return:
Trading Symbol	BREM
IQ Bull U.S. Large Cap ETF
Risk/Return:
Trading Symbol	BULL
IQ Bull U.S. Small Cap ETF
Risk/Return:
Trading Symbol	BLSC
IQ Bull International ETF
Risk/Return:
Trading Symbol	BLIM
IQ Bull Emerging Markets ETF
Risk/Return:
Trading Symbol	BLEM